DERIVATIVE INSTRUMENTS (Schedule of the Fair value of the outstanding non-designated foreign exchange contracts) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Derivative Instruments Schedule Of Fair Value Of Outstanding Non Designated Foreign Exchange Contracts
Fair value of foreign exchange non-designated hedge transactions	$ 0	$ 18
Fair value of foreign exchange non-designated hedge transactions	(135)	0
Total derivatives non-designated as hedging instruments	$ (135)	$ 18